Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 109.87%
ASSET-BACKED SECURITIES — 15.33%**
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31% 07/15/61
1
$ 211,171 $ 227,620
AGL CLO 13 Ltd.,
Series 2021-13A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.22% 10/20/34
1,2,3
12,045,000 11,645,588
AIG CLO Ltd.,
Series 2018-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.76% 04/20/32
1,2,3
15,800,000 15,111,594
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.80% 01/21/32
1,2,3
5,270,000 5,072,059
AMSR Trust,
Series 2020-SFR1, Class G
4.31% 04/17/37
1
10,503,000 9,818,106
AMSR Trust,
Series 2020-SFR3, Class H
6.50% 09/17/37
1
6,000,000 5,819,936
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
2.12% 04/20/31
1,2,3
5,000,000 4,907,485
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.01% 07/20/29
1,2,3
5,005,656 4,960,535
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
2.27% 08/25/34
1,2
522,195 518,730
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.18% 01/25/35
1,2
321,905 320,042
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.07% 04/25/35
1,2
545,373 514,642
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
2.76% 04/20/33
1,2,3
10,000,000 9,728,649
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.37%)
2.22% 04/15/35
1,2,3
10,050,000 9,718,551
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
2.56% 07/20/29
1,2,3
$ 5,650,000 $ 5,420,898
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.32% 02/25/30
2
8,901 8,865
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
13,500 4,958,427
Carvana Auto Receivables Trust,
Series 2021-N4, Class R
0.00% 09/12/28
1
8,600 2,672,414
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
1
14,200 6,361,224
Carvana Auto Receivables Trust,
Series 2022-N1, Class R
0.00% 12/11/28
1
71,000 12,475,893
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
1.00% 05/10/29
†,1
54,850 9,322,304
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
2.31% 10/25/34
1,2,3
10,000,000 9,640,910
CF Hippolyta Issuer, LLC,
Series 2020-1, Class B1
2.28% 07/15/60
1
7,364,028 6,619,766
CIT Education Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
2.50% 06/25/42
1,2
1,693,162 1,565,613
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.35% 03/15/52
1,4
10,556,213 443,474
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.22% 10/15/52
1,4
5,115,305 248,279
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
5,197,000 4,551,747
CoreVest American Finance Trust,
Series 2020-3, Class XA (IO)
3.85% 08/15/53
1,4
15,485,248 1,592,429
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
3.87% 12/15/52
1,4
24,187,350 2,341,389
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.83% 12/15/52
1,4
12,500,000 1,238,577
CoreVest American Finance Trust,
Series 2021-3, Class XA (IO)
2.54% 10/15/54
1,4
74,456,449 5,468,260

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
DataBank Issuer,
Series 2021-1A, Class A2
2.06% 02/27/51
1
$ 9,565,000 $ 8,647,962
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.23% 11/15/28
1,2,3
6,491,929 6,394,810
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
2.29% 01/15/34
1,2,3
8,000,000 7,777,920
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
2.97% 07/26/66
1,2
13,600,986 13,465,735
ECMC Group Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
2.67% 05/25/67
1,2
12,762,608 12,497,245
Edsouth Indenture No. 3 LLC,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
2.35% 04/25/39
1,2
66,276 65,269
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.42% 04/26/32
1,2
2,288,408 2,268,127
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.67% 03/25/36
2
40,959 40,911
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
2.97% 03/25/36
1,2
1,660,662 1,665,611
Flexential Issuer,
Series 2021-1A, Class C
6.93% 11/27/51
1
6,750,000 6,251,502
GBX Leasing,
Series 2022-1, Class A
2.87% 02/20/52
1
9,908,041 8,946,085
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
528,726 516,652
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
1.97% 08/25/42
2
301,650 274,506
GoldenTree Loan Management U.S. CLO 1 Ltd.,
Series 2021-9A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
2.56% 01/20/33
1,2,3
3,905,000 3,720,598
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.53%)
2.89% 08/05/33
1,2,3
$ 10,150,000 $ 9,793,410
J.G. Wentworth XXXVII LLC,
Series 2016-1A, Class A
3.41% 06/15/67
1
5,515,518 5,127,043
J.G. Wentworth XXXVIII LLC,
Series 2017-1A, Class A
3.99% 08/16/60
1
3,114,140 2,974,965
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
1.94% 04/20/28
1,2,3
1,246,885 1,237,558
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
2.04% 03/20/30
1,2,3
15,000,000 14,720,250
Magnetite XXI Ltd.,
Series 2019-21A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
2.41% 04/20/34
1,2,3
8,000,000 7,424,000
Nelnet Student Loan Trust,
Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)
1.38% 01/25/38
2
2,410,381 2,186,584
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.22% 10/27/36
1,2
74,233 72,797
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.57% 11/25/48
1,2
1,865,000 1,821,116
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
2.21% 04/25/46
1,2
1,531,688 1,492,272
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.52% 06/25/54
1,2
11,000,000 10,982,549
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.20% 07/15/36
1,2,3
11,700,000 11,275,044
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
2.15% 02/24/37
1,2,3
11,000,000 10,699,423

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding 8 Ltd.,
Series 2021-8A, Class B1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
2.54% 01/18/34
1,2,3
$ 6,650,000 $ 6,222,139
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.49% 11/15/31
1,2,3
7,200,000 7,049,081
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.08% 10/24/27
1,2,3
1,311,642 1,300,716
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
2.81% 01/20/34
1,2,3
4,850,000 4,599,497
Progress Residential Trust,
Series 2019-SFR3, Class F
3.87% 09/17/36
1
8,000,000 7,706,058
Progress Residential Trust,
Series 2020-SFR1, Class H
5.27% 04/17/37
1
7,100,000 6,691,876
Progress Residential Trust,
Series 2021-SFR2, Class G
4.25% 04/19/38
1
4,989,000 4,480,643
Progress Residential,
Series 2021-SFR3, Class F
3.44% 05/17/26
1
3,700,000 3,222,358
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
15,752,000 13,984,411
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.64% 10/15/32
1,2,3
3,890,000 3,710,476
Sabey Data Center Issuer LLC,
Series 2020-1, Class A2
3.81% 04/20/45
1
7,905,000 7,657,005
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
9,540,906 8,783,596
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
1.70% 08/15/31
2
364,163 337,219
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.43% 12/15/32
2
1,979,863 1,986,327
SLM Student Loan EDC Repackaging Trust,
Series 2013-M1, Class M1R
0.00% 10/28/29
1
6,250 3,787,365
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
2.42% 12/15/68
2
$ 3,482,045 $ 3,350,771
SLM Student Loan Trust,
Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
2.58% 03/15/33
1,2
1,645,370 1,615,065
SLM Student Loan Trust,
Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
2.40% 09/15/39
2
2,458,808 2,312,401
SLM Student Loan Trust,
Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
1.55% 01/25/40
2
7,312,393 6,813,673
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
1.65% 07/25/39
2
431,291 412,174
SLM Student Loan Trust,
Series 2005-3, Class B
(LIBOR USD 3-Month plus 0.15%)
1.33% 04/25/40
2
2,364,001 2,158,558
SLM Student Loan Trust,
Series 2006-8, Class B
(LIBOR USD 3-Month plus 0.23%)
1.41% 01/25/41
2
2,873,942 2,712,018
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
1.35% 07/25/25
2
12,800,000 11,903,069
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
1.93% 10/27/70
2
2,195,000 2,007,909
SLM Student Loan Trust,
Series 2007-8, Class B
(LIBOR USD 3-Month plus 1.00%)
2.18% 04/27/83
2
4,281,635 4,187,750
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
1.93% 04/25/23
2
11,061,432 10,757,503
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.38% 01/25/83
2
1,000,000 904,388
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.38% 04/26/83
2
710,000 653,931
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
2.83% 07/25/22
2
923,296 920,945

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 04/25/73
2
$ 710,000 $ 695,984
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
2.88% 07/25/23
2
6,302,448 6,304,672
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/25/73
2
7,315,000 7,246,624
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
2.28% 07/25/23
2
9,999,016 9,811,531
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/26/83
2
710,000 664,968
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/26/83
2
820,000 760,897
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
2.68% 04/25/23
2
1,136,383 1,127,944
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
3.43% 10/25/75
2
735,000 736,216
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
2.68% 04/25/23
2
1,562,596 1,554,665
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
3.43% 10/25/83
2
7,235,000 7,208,654
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.37% 01/25/45
1,2
6,111,842 5,974,341
SLM Student Loan Trust,
Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
2.82% 10/25/34
2
3,587,402 3,570,493
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
2.57% 09/25/28
2
719,959 698,890
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
1.71% 01/25/29
2
1,063,154 1,015,563
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.27% 05/26/26
2
$ 2,694,120 $ 2,596,465
SLM Student Loan Trust,
Series 2012-7, Class B
(LIBOR USD 1-Month plus 1.80%)
3.42% 09/25/43
2
2,200,000 2,131,822
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.17% 06/25/43
2
933,205 897,597
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.22% 02/26/29
2
919,784 873,995
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
1,439,922 1,490,741
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
1,047,466 1,121,329
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
150,000 138,303
TAL Advantage VII LLC,
Series 2020-1A, Class A
2.05% 09/20/45
1
8,733,875 7,934,056
Textainer Marine Containers VII Ltd.,
Series 2020-2A, Class A
(Bermuda)
2.10% 09/20/45
1,3
10,716,616 9,717,320
Textainer Marine Containers VII Ltd.,
Series 2020-3A, Class A
(Bermuda)
2.11% 09/20/45
1,3
7,314,525 6,589,786
TIF Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
3,115,750 2,804,236
TIF Funding II, LLC,
Series 2021-1A, Class B
2.54% 02/20/46
1
3,516,323 3,031,350
TRESTLES CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
2.23% 10/20/34
1,2,3
12,500,000 12,103,262
Triton Container Finance VIII, LLC,
Series 2021-1A, Class B
2.58% 03/20/46
1
2,761,054 2,457,529
Total Asset-Backed Securities
(Cost $568,749,640) 539,122,105

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS — 3.87%*
Automotive — 0.01%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 04/30/26
2
$ 507,125 $ 474,796
Communications — 0.51%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
6.05% 12/17/27
2
1,492,443 1,365,586
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.92% 03/15/27
2
2,714,916 2,503,655
Connect Finco SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 12/11/26
2
2,932,500 2,707,064
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
3.82% 04/15/27
2
1,034,131 963,790
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.57% 07/17/25
2
1,033,679 964,422
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.06% 05/01/28
2
4,443,750 4,178,791
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 5.25%)
5.25% 05/31/25
2
630,446 540,462
GTT Communications, Inc.,
Term Loan B, 1st Lien
(PRIME plus 3.75%)
8.50% 05/31/25
2
933,061 737,570
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.42% 04/11/25
2
2,193,600 2,119,489
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 03/09/27
2
1,113,487 1,030,872
(SOFR plus 3.25%)
5.78% 03/09/27
2
1,055,611 989,413
18,101,114
Consumer Discretionary — 0.35%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.38%)
4.74% 12/23/27
2
1,481,250 1,354,026
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 10/01/26
2
$ 3,456,250 $ 3,210,597
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 03/31/28
2
5,766,755 5,126,241
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 10/22/26
2
2,927,625 2,784,903
12,475,767
Electric — 0.02%
CommScope, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 3.25%)
4.92% 04/06/26
2
331,620 299,289
Homer City Generation LP,
Term Loan, 1st Lien
(LIBOR plus 11.00%)
11.00% 04/05/23
2,5,6
515,547 270,662
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.75%)
3.27% - 3.42% 12/31/25
2
282,057 270,774
840,725
Entertainment — 0.12%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.00% 02/28/25
2
4,424,081 2,821,281
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 7.00%)
7.00% 05/23/24
2
1,095,044 1,228,557
4,049,838
Finance — 0.18%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
3.85% 12/01/27
2
1,979,899 1,886,478
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.17% 09/30/26
2
369,375 347,213
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
5.28% 04/09/27
2
173,009 162,466
Mozart Borrower, LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 10/23/28
2
498,750 464,072

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Schweitzer-Mauduit International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.44% 04/20/28
2
$ 3,588,750 $ 3,409,312
6,269,541
Food — 0.08%
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.49% - 3.92% 08/03/25
2
774,325 745,427
Shearer's Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 09/23/27
2
2,462,500 2,246,157
2,991,584
Gaming — 0.01%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
5.53% 01/26/29
2
173,016 160,041
Scientific Games International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
2.00% 04/13/29
2
173,450 165,175
325,216
Health Care — 0.34%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.35% 01/15/25
2
175,812 168,340
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.17% 03/01/24
2
638,502 623,101
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.63% 12/30/26
2
777,040 748,340
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.67% 11/15/27
2
2,568,651 2,434,131
Horizon Therapeutics USA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.38% 03/15/28
2
2,794,525 2,706,330
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 05/05/28
2
633,250 605,742
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 03/31/27
2
1,131,141 1,053,375
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
PetVet Care Centers LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
5.17% 02/14/25
2
$ 173,005 $ 163,634
Phoenix Newco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.92% 11/15/28
2
2,519,685 2,372,913
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
6.69% 06/26/26
2
1,158,339 805,770
(LIBOR plus 5.50%)
7.19% 06/26/26
2
496,250 343,653
12,025,329
Industrials — 0.73%
Arterrsa Services  LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.13% 03/06/25
2
1,980,000 1,575,694
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
3.00% 07/01/26
2
4,807,567 4,656,008
Clydesdale Acquisition Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
5.88% 04/13/29
2
1,500,000 1,406,250
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.67% 08/02/27
2
2,937,375 2,712,798
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 06/30/28
2
173,013 164,146
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.07% 02/26/27
2
1,715,000 1,579,944
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.50% 04/15/28
2
3,465,000 2,877,873
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.84% 08/03/26
2
1,707,089 1,591,860
(LIBOR plus 3.75%)
5.09% 08/03/26
2
3,447,500 3,223,413
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.71% - 5.26% 11/03/25
2
3,209,497 2,981,622

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
3.92% 05/30/25
2
$ 487,500 $ 464,507
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
3.92% 12/09/25
2
460,927 438,266
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
2,160,548 1,906,684
25,579,065
Information Technology — 0.52%
AppLovin Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.78% 08/15/25
2
3,746,760 3,593,780
Central Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 0.00%)
0.00% 07/06/29
2
1,303,729 1,235,942
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.92% 12/16/25
2
938,125 881,054
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 08/14/25
2
5,145,025 4,744,691
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.63% 10/01/27
2
2,231,679 2,116,614
Helios Software Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.95% 03/11/28
2
1,657,143 1,527,886
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
2.75% 09/23/26
2
655,714 613,777
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.50% 10/07/27
2
216,085 202,175
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.61% 03/04/28
2
3,722,775 3,437,983
18,353,902
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance — 0.03%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
4.86% 02/15/27
2
$ 1,132,620 $ 1,043,143
Materials — 0.07%
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.25% 07/03/28
2
2,821,589 2,538,019
Real Estate Investment Trust (REIT) — 0.18%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.35% 07/17/28
2,7
3,019,634 2,676,151
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.94% 02/17/28
2
3,920,375 3,541,824
6,217,975
Retail — 0.45%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
5.81% 04/20/28
2
2,397,259 2,293,230
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.61% 02/19/28
2
7,141,292 6,768,374
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
3.42% 11/19/26
2,3
701,314 671,508
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 03/31/28
2
3,564,000 3,385,800
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.42% 03/01/27
2
2,750,000 2,555,218
15,674,130
Services — 0.21%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.42% 01/29/27
2
3,324,980 3,175,373
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.81% 08/01/27
2
3,673,897 3,479,639

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
4.25% 06/22/29
2,8
$ 269,491 $ 259,301
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 12/15/28
2
173,016 161,933
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 11/02/27
2
173,011 165,081
7,241,327
Transportation — 0.06%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.92% 09/01/27
2
2,155,000 1,971,825
Total Bank Loans
(Cost $146,614,393) 136,173,296
CORPORATES — 32.18%*
Banking — 6.45%
Bank of America Corp.
0.98% 04/22/25
4
3,391,000 3,190,527
2.30% 07/21/32
4
6,275,000 5,073,686
2.57% 10/20/32
4
1,645,000 1,358,396
2.69% 04/22/32
4
1,240,000 1,042,442
3.00% 12/20/23
4
4,885,000 4,870,204
3.42% 12/20/28
4
1,955,000 1,821,720
Bank of America Corp.
(MTN)
1.32% 06/19/26
4
571,000 519,652
1.92% 10/24/31
4
4,565,000 3,644,408
2.09% 06/14/29
4
9,525,000 8,169,521
3.09% 10/01/25
4
8,295,000 8,035,626
3.97% 03/05/29
4
790,000 753,547
(LIBOR USD 3-Month plus 0.65%)
2.23% 12/01/26
2
4,400,000 4,109,938
Bank of America Corp.,
Series N
1.66% 03/11/27
4
11,725,000 10,529,455
Bank of America Corp.,
Series RR
4.38%
4,9
2,340,000 1,943,700
Comerica, Inc.
5.63%
4,9
2,145,000 2,128,913
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
3,045,000 2,622,263
2.19% 06/05/26
1,3,4
9,079,000 8,242,281
2.59% 09/11/25
1,3,4
3,775,000 3,575,099
3.09% 05/14/32
1,3,4
3,560,000 2,853,019
3.75% 03/26/25
3
2,090,000 2,027,164
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
3.87% 01/12/29
1,3,4
$ 785,000 $ 707,044
Discover Bank
(BKNT)
3.45% 07/27/26 2,811,000 2,659,674
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,4
165,000 149,022
1.61% 03/30/28
1,3,4
6,000,000 5,232,390
Global Bank Corp.
(Panama)
5.25% 04/16/29
1,3,4
600,000 564,780
Global Bank Corp.,
Series REGS
(Panama)
5.25% 04/16/29
3,4
1,000,000 941,300
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
2,340,000 2,059,015
1.75% 07/24/27
3,4
1,425,000 1,556,571
2.01% 09/22/28
3,4
290,000 248,319
2.10% 06/04/26
3,4
3,620,000 3,348,397
2.21% 08/17/29
3,4
14,100,000 11,859,263
2.80% 05/24/32
3,4
2,150,000 1,768,529
3.97% 05/22/30
3,4
1,765,000 1,627,788
4.29% 09/12/26
3,4
390,000 381,853
4.76% 06/09/28
3,4
2,260,000 2,199,136
JPMorgan Chase & Co.
0.70% 03/16/24
4
1,720,000 1,681,977
0.97% 06/23/25
4
6,645,000 6,219,106
1.58% 04/22/27
4
10,020,000 8,946,497
2.01% 03/13/26
4
5,000,000 4,682,318
2.58% 04/22/32
4
1,895,000 1,596,913
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
2,000,000 1,780,724
2.91% 11/07/23
3,4
5,175,000 5,161,006
3.75% 03/18/28
3,4
3,345,000 3,183,146
3.87% 07/09/25
3,4
8,725,000 8,625,057
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
2,000,000 1,855,939
2.69% 06/23/32
1,3,4
2,290,000 1,851,305
2.87% 01/14/33
1,3,4
7,960,000 6,501,288
3.19% 11/28/23
1,3,4
3,241,000 3,234,257
4.44% 06/21/33
1,3,4
170,000 157,812
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
7,587,000 7,513,696
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
7,075,000 6,613,736
1.53% 08/21/26
3,4
1,210,000 1,084,991
1.67% 06/14/27
3,4
2,620,000 2,291,735
3.37% 01/05/24
3,4
900,000 895,785
4.80% 11/15/24
3,4
6,211,000 6,214,470

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
$ 3,415,000 $ 3,443,481
U.S. Bancorp
3.70%
4,9
1,980,000 1,528,478
UBS AG
(Switzerland)
0.70% 08/09/24
1,3
407,000 382,027
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
3,665,000 3,285,041
2.57% 02/11/31
4
7,525,000 6,475,485
2.88% 10/30/30
4
3,848,000 3,389,348
3.35% 03/02/33
4
18,320,000 16,294,292
226,704,552
Communications — 4.10%
AT&T, Inc.
2.55% 12/01/33 5,346,000 4,359,341
3.55% 09/15/55 511,000 385,406
3.80% 12/01/57 10,051,000 7,829,597
4.30% 12/15/42 2,300,000 2,009,320
4.50% 05/15/35 2,150,000 2,051,358
4.75% 05/15/46 1,875,000 1,739,612
5.25% 03/01/37 6,985,000 7,239,149
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
300,000 270,750
Cable One, Inc.
4.00% 11/15/30
1
3,956,000 3,260,535
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80% 03/01/50 3,685,000 2,937,903
5.38% 05/01/47 3,050,000 2,618,079
5.75% 04/01/48 2,347,000 2,117,322
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 2,885,000 2,443,911
Cogent Communications Group, Inc.
7.00% 06/15/27
1
1,385,000 1,326,172
CommScope, Inc.
4.75% 09/01/29
1
3,449,000 2,796,277
6.00% 03/01/26
1
3,566,000 3,291,471
CSC Holdings LLC
3.38% 02/15/31
1
1,745,000 1,297,712
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
8,511,000 2,138,389
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
4,505,000 3,833,931
Gray Escrow II, Inc.
5.38% 11/15/31
1
2,491,000 1,997,607
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
7,112,000 5,883,310
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,5,6
$ 7,892,000 $ —
9.75% 07/15/25
†,1,3,5,6,10,11
6,820,000 —
Level 3 Financing, Inc.
3.40% 03/01/27
1
1,130,000 983,574
3.88% 11/15/29
1
6,680,000 5,530,123
4.63% 09/15/27
1
592,000 506,406
Lumen Technologies, Inc.
4.50% 01/15/29
1
3,000,000 2,246,940
5.38% 06/15/29
1
3,796,000 3,015,163
National CineMedia LLC
5.88% 04/15/28
1
6,022,000 4,260,987
Netflix, Inc.
4.63% 05/15/29 3,910,000 3,864,318
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
8,494,000 7,256,241
Sirius XM Radio, Inc.
3.88% 09/01/31
1
545,000 435,011
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
10,687,211 10,696,976
5.15% 03/20/28
1
12,400,000 12,510,830
Tencent Holdings Ltd.
(Cayman Islands)
3.84% 04/22/51
1,3
3,585,000 2,791,368
Time Warner Cable LLC
5.50% 09/01/41 4,443,000 3,885,943
T-Mobile USA, Inc.
2.25% 02/15/26
1
2,557,000 2,312,466
2.55% 02/15/31 2,190,000 1,845,070
2.63% 02/15/29 565,000 478,527
3.88% 04/15/30 10,237,000 9,563,346
4.38% 04/15/40 2,000,000 1,788,926
Virgin Media Secured Finance PLC
(United Kingdom)
5.50% 05/15/29
1,3
1,311,000 1,174,833
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
50,000 41,900
4.88% 06/19/49
3
1,328,000 1,219,309
5.25% 05/30/48
3
6,292,000 6,000,812
144,236,221
Consumer Discretionary — 1.72%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 3,200,000 3,081,450
4.90% 02/01/46 3,921,000 3,692,662
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
3,585,000 3,553,048
5.15% 05/15/38
1,3
1,500,000 1,426,063
BAT Capital Corp.
2.73% 03/25/31 915,000 723,492

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
4.54% 08/15/47 $ 500,000 $ 367,475
4.70% 04/02/27 1,390,000 1,358,039
5.65% 03/16/52 4,125,000 3,545,343
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
1,865,000 1,112,644
Becle, SAB de CV
(Mexico)
2.50% 10/14/31
1,3
4,450,000 3,565,243
Constellation Brands, Inc.
4.35% 05/09/27 5,720,000 5,687,976
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,500,000 1,452,580
3.50% 07/26/26
1,3
2,520,000 2,363,865
4.25% 07/21/25
1,3
1,880,000 1,852,329
Magallanes, Inc.
4.28% 03/15/32
1
5,000 4,470
5.05% 03/15/42
1
7,970,000 6,785,899
5.14% 03/15/52
1
10,492,000 8,822,016
Reynolds American, Inc.
5.85% 08/15/45 12,245,000 10,416,473
Spectrum Brands, Inc.
3.88% 03/15/31
1
728,000 587,900
60,398,967
Consumer Products — 0.07%
Spectrum Brands, Inc.
5.00% 10/01/29
1
3,000,000 2,602,500
Electric — 0.97%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
8,130,000 7,391,360
Cleco Power LLC
6.00% 12/01/40 825,000 889,446
Consolidated Edison Co. of New York, Inc.
4.45% 03/15/44 1,000,000 916,175
Dominion Energy, Inc.
5.75% 10/01/54
4
2,515,000 2,337,965
Duke Energy Carolinas LLC
3.70% 12/01/47 1,810,000 1,536,599
Duke Energy Corp.
3.85% 06/15/34 1,840,000 1,893,117
Eskom Holdings SOC Ltd.,
Series REGS
(South Africa)
7.13% 02/11/25
3
800,000 676,728
FirstEnergy Transmission LLC
2.87% 09/15/28
1
9,558,000 8,093,635
Metropolitan Edison Co.
4.00% 04/15/25
1
2,625,000 2,583,149
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
350,000 283,347
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Public Service Co. of New Mexico
3.85% 08/01/25 $ 5,565,000 $ 5,473,968
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 2,190,000 2,120,313
34,195,802
Energy — 2.49%
Ecopetrol SA
(Colombia)
6.88% 04/29/30
3
1,575,000 1,392,300
Enbridge Energy Partners LP
5.88% 10/15/25 2,190,000 2,292,262
Energy Transfer LP
4.40% 03/15/27 1,448,000 1,401,085
4.95% 06/15/28 2,000,000 1,972,796
5.00% 05/15/50 1,902,000 1,623,610
5.15% 03/15/45 1,901,000 1,624,676
5.40% 10/01/47 4,716,000 4,154,019
6.13% 12/15/45 500,000 480,298
Energy Transfer LP,
Series B
6.63%
4,9
3,889,000 2,878,411
Enterprise Products Operating LLC
5.10% 02/15/45 823,000 775,723
Exxon Mobil Corp.
4.33% 03/19/50 277,000 261,885
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
1,921,720 1,637,648
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 4,137,000 3,506,453
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
336,000 242,641
4.75% 04/19/27
3
500,000 450,380
5.38% 04/24/30
3
2,129,000 1,885,230
KazTransGas JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
650,000 571,545
Kinder Morgan Energy Partners LP
5.00% 08/15/42 1,090,000 956,982
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
1
1,929,000 1,738,501
Occidental Petroleum Corp.
0.00% 10/10/36
12
7,308,000 3,632,765
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
4,579,000 3,995,178
Petroleos Mexicanos
(Mexico)
1.70% 12/20/22
3
7,500 7,459
6.63% 06/15/35
3
6,120,000 4,204,440
6.75% 09/21/47
3
3,815,000 2,368,944

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
6.95% 01/28/60
3
$ 1,595,000 $ 985,710
Petronas Capital Ltd.
(Malaysia)
2.48% 01/28/32
1,3
2,550,000 2,174,525
3.50% 04/21/30
1,3
4,405,000 4,176,050
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 2,000,000 1,769,954
4.50% 12/15/26 1,505,000 1,479,757
Qatar Energy
Series REGS
(Qatar)
2.25% 07/12/31
3
1,000,000 857,800
Rockies Express Pipeline LLC
4.80% 05/15/30
1
2,000,000 1,675,000
4.95% 07/15/29
1
1,000,000 857,311
6.88% 04/15/40
1
3,175,000 2,643,188
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6,10,11
3,943,939 3,372,068
Saudi Arabian Oil Co.,
Series REGS
(Saudi Arabia)
1.63% 11/24/25
3
1,100,000 1,018,050
Shell International Finance BV
(Netherlands)
3.00% 11/26/51
3
1,275,000 955,249
4.00% 05/10/46
3
2,180,000 1,933,472
Southern Co. Gas Capital Corp.
3.25% 06/15/26 2,935,000 2,820,557
3.88% 11/15/25 2,410,000 2,368,457
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
2,776,000 2,732,150
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,846,000 3,422,940
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
3,888,750 3,427,175
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
1,624,950 1,517,078
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 1,877,000 1,668,456
Venture Global Calcasieu Pass LLC
3.88% 11/01/33
1
2,000,000 1,651,620
87,561,798
Finance — 5.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
4,125,000 3,594,393
3.00% 10/29/28
3
11,100,000 9,344,479
3.88% 01/23/28
3
1,090,000 987,053
Air Lease Corp.
2.25% 01/15/23 2,000,000 1,980,119
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.88% 07/03/23 $ 2,862,000 $ 2,837,871
American Express Co.,
Series D
3.55%
4,9
2,350,000 1,903,500
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,278,000 4,306,953
2.88% 02/15/25
1,3
4,555,000 4,196,446
3.95% 07/01/24
1,3
1,035,000 1,006,063
Capital One Financial Corp.
1.88% 11/02/27
4
2,970,000 2,604,235
3.27% 03/01/30
4
2,675,000 2,372,704
Charles Schwab Corp. (The)
1.95% 12/01/31 3,338,000 2,709,240
2.90% 03/03/32 2,930,000 2,581,430
5.00%
4,9
2,020,000 1,815,837
Citigroup, Inc.
1.28% 11/03/25
4
875,000 814,116
1.46% 06/09/27
4
2,930,000 2,591,287
2.01% 01/25/26
4
1,340,000 1,256,768
2.57% 06/03/31
4
6,390,000 5,376,857
2.67% 01/29/31
4
1,500,000 1,275,457
3.06% 01/25/33
4
16,170,000 13,745,380
3.35% 04/24/25
4
530,000 519,559
3.79% 03/17/33
4
1,200,000 1,085,099
4.41% 03/31/31
4
276,000 263,895
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
2,020,000 1,875,090
Ford Motor Credit Co. LLC
(LIBOR USD 3-Month plus 1.08%)
2.37% 08/03/22
2
2,555,000 2,550,209
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
5,565,000 5,325,268
1.99% 01/27/32
4
825,000 653,650
2.38% 07/21/32
4
6,585,000 5,336,965
2.62% 04/22/32
4
3,225,000 2,680,826
2.65% 10/21/32
4
18,803,000 15,515,080
3.27% 09/29/25
4
12,035,000 11,716,191
Intercontinental Exchange, Inc.
4.60% 03/15/33 4,870,000 4,844,632
JPMorgan Chase & Co.
1.05% 11/19/26
4
6,095,000 5,429,626
1.56% 12/10/25
4
2,290,000 2,145,430
2.55% 11/08/32
4
4,150,000 3,451,741
2.60% 02/24/26
4
2,215,000 2,109,246
2.95% 02/24/28
4
2,625,000 2,436,036
Morgan Stanley
0.79% 05/30/25
4
11,395,000 10,617,569
2.48% 09/16/36
4
2,450,000 1,884,387
2.95% 05/07/32
4
3,250,000 3,231,973
Morgan Stanley
(GMTN)
0.79% 01/22/25
4
5,688,000 5,380,972
2.24% 07/21/32
4
4,715,000 3,832,684
2.70% 01/22/31
4
5,998,000 5,200,506

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
(MTN)
1.93% 04/28/32
4
$ 3,360,000 $ 2,669,130
2.51% 10/20/32
4
850,000 704,392
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
3,890,000 3,565,874
3.77% 03/08/24
1,3,4
2,570,000 2,563,980
4.36% 08/01/24
1,3,4
2,490,000 2,493,811
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
455,000 453,471
5.50% 02/15/24
1,3
861,000 854,585
UBS Group AG
(Switzerland)
4.49% 05/12/26
1,3,4
1,935,000 1,929,403
180,621,468
Food — 0.94%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
1
2,091,000 1,769,770
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.50% 01/15/30
1,3
1,005,000 952,669
5.75% 04/01/33
1,3
3,000,000 2,859,656
6.50% 04/15/29
1,3
1,366,000 1,393,033
6.50% 12/01/52
1,3
3,220,000 3,041,165
Kraft Heinz Foods Co.
3.88% 05/15/27 4,795,000 4,642,350
4.88% 10/01/49 424,000 375,861
5.20% 07/15/45 2,000,000 1,855,183
Pilgrim's Pride Corp.
4.25% 04/15/31
1
4,000,000 3,340,963
Post Holdings, Inc.
4.63% 04/15/30
1
1,535,000 1,297,781
5.75% 03/01/27
1
5,597,000 5,450,079
Smithfield Foods, Inc.
5.20% 04/01/29
1
4,690,000 4,612,423
TreeHouse Foods, Inc.
4.00% 09/01/28 1,887,000 1,540,018
33,130,951
Gaming — 0.25%
Caesars Entertainment, Inc.
4.63% 10/15/29
1
4,890,000 3,820,452
8.13% 07/01/27
1
1,443,000 1,397,293
Penn National Gaming, Inc.
4.13% 07/01/29
1
4,535,000 3,494,762
8,712,507
Health Care — 3.24%
AbbVie, Inc.
3.25% 10/01/22 3,170,000 3,170,687
4.40% 11/06/42 5,190,000 4,729,069
4.45% 05/14/46 2,350,000 2,135,135
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
American Medical Systems Europe BV
(Netherlands)
1.88% 03/08/34
3
$ 2,000,000 $ 1,748,681
Amgen, Inc.
4.40% 02/22/62 2,025,000 1,764,267
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
2,005,000 1,982,174
4.38% 12/15/28
1
8,135,000 7,930,204
4.63% 06/25/38
1
2,775,000 2,509,879
4.88% 06/25/48
1
4,415,000 3,978,335
5.50% 08/15/25
1
2,000,000 2,009,841
Becton Dickinson and Co.
6.70% 08/01/28 2,930,000 3,142,565
Centene Corp.
2.45% 07/15/28 13,561,000 11,327,876
Cigna Corp.
3.88% 10/15/47 4,825,000 3,988,739
CommonSpirit Health
2.78% 10/01/30 3,680,000 3,174,084
3.91% 10/01/50 1,220,000 981,850
CVS Health Corp.
2.75% 12/01/22 2,215,000 2,212,975
5.05% 03/25/48 5,417,000 5,190,746
5.13% 07/20/45 755,000 728,896
Embecta Corp.
6.75% 02/15/30
1
3,000,000 2,711,977
Encompass Health Corp.
4.63% 04/01/31 1,193,000 970,582
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
6,068,000 523,365
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
3,717,000 3,234,844
HCA, Inc.
3.63% 03/15/32
1
6,060,000 5,123,203
4.13% 06/15/29 2,400,000 2,192,036
4.63% 03/15/52
1
855,000 684,472
5.25% 04/15/25 877,000 879,544
5.25% 06/15/26 6,420,000 6,391,348
5.25% 06/15/49 4,670,000 4,031,609
5.38% 09/01/26 1,600,000 1,591,264
5.50% 06/15/47 3,785,000 3,439,089
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
3,000,000 2,427,896
Molina Healthcare, Inc.
3.88% 11/15/30
1
3,128,000 2,678,694
4.38% 06/15/28
1
6,500,000 5,832,024
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
4,031,000 3,457,792
Tenet Healthcare Corp.
4.63% 07/15/24 3,494,000 3,362,975
Universal Health Services, Inc.
1.65% 09/01/26

1,500,000 1,301,528

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
2.65% 01/15/32
1
$ 590,000 $ 458,604
113,998,849
Industrials — 1.34%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
1
994,000 972,415
Amcor Finance USA, Inc.
3.63% 04/28/26 2,125,000 2,043,347
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
6,722,000 4,884,004
Artera Services LLC
9.03% 12/04/25
1
4,010,000 3,241,885
Berry Global, Inc.
1.50% 01/15/27
1
1,595,000 1,457,654
1.57% 01/15/26 1,740,000 1,554,238
4.88% 07/15/26
1
1,195,000 1,142,731
Boeing Co. (The)
1.43% 02/04/24 8,790,000 8,413,252
Energizer Holdings, Inc.
4.38% 03/31/29
1
1,610,000 1,244,095
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
1.89% 08/15/36
2
10,370,000 8,236,449
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 1,148,000 1,285,393
OT Merger Corp.
7.88% 10/15/29
1
6,500,000 3,796,695
TransDigm, Inc.
4.63% 01/15/29 3,477,000 2,803,440
5.50% 11/15/27 998,000 851,358
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
1,3
4,107,000 3,890,725
8.50% 08/15/27
1,3
1,496,000 1,411,850
47,229,531
Information Technology — 0.62%
Broadcom, Inc.
4.30% 11/15/32 2,270,000 2,067,893
NCR Corp.
5.13% 04/15/29
1
5,879,000 4,993,975
Netflix, Inc.
3.63% 06/15/25
1
3,000,000 2,865,000
Oracle Corp.
2.88% 03/25/31 1,245,000 1,026,267
3.80% 11/15/37 1,490,000 1,166,277
3.95% 03/25/51 7,901,000 5,808,475
TSMC Arizona Corp.
4.25% 04/22/32 1,800,000 1,780,418
4.50% 04/22/52 1,945,000 1,920,881
21,629,186
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance — 1.25%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
$ 660,000 $ 536,081
6.00% 08/01/29
1
2,272,000 1,797,720
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
1
832,000 742,460
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 4,065,000 3,351,185
Athene Global Funding
1.99% 08/19/28
1
8,980,000 7,451,285
2.72% 01/07/29
1
1,535,000 1,311,908
3.21% 03/08/27
1
2,225,000 2,025,347
Berkshire Hathaway Finance Corp.
3.85% 03/15/52 4,105,000 3,525,090
Brown & Brown, Inc.
4.95% 03/17/52 2,980,000 2,620,520
Farmers Exchange Capital
7.20% 07/15/48
1
150,000 174,956
Farmers Exchange Capital II
6.15% 11/01/53
1,4
2,500,000 2,628,080
Farmers Insurance Exchange
4.75% 11/01/57
1,4
3,800,000 3,436,091
8.63% 05/01/24
1
942,000 1,004,802
HUB International Ltd.
7.00% 05/01/26
1
818,000 774,278
Nationwide Mutual Insurance Co.
4.12% 12/15/24
1,4
3,825,000 3,825,877
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
2,645,000 2,023,863
4.27% 05/15/47
1
480,000 430,906
4.38% 09/15/54
1,4
6,470,000 6,360,575
44,021,024
Materials — 0.54%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
1
2,460,000 1,968,062
7.50% 09/30/29
1
1,020,000 714,193
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
3.15% 01/14/30
3
2,920,000 2,561,891
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
1,3
5,432,000 4,579,556
Indonesia Asahan Aluminium Persero PT
(Indonesia)
6.53% 11/15/28
1,3
5,508,000 5,599,213
Valvoline, Inc.
3.63% 06/15/31
1
4,250,000 3,408,075
18,830,990
Real Estate Investment Trust (REIT) — 1.86%
American Assets Trust LP
3.38% 02/01/31 4,005,000 3,422,339
American Campus Communities Operating Partnership LP
2.85% 02/01/30 2,265,000 2,159,665

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.63% 11/15/27 $ 2,246,000 $ 2,217,910
3.75% 04/15/23 2,925,000 2,922,925
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
1,800,000 1,766,455
Ascendas Real Estate Investment Trust
(EMTN)
(Slovenia)
0.75% 06/23/28
3
525,000 442,377
China Aoyuan Group Ltd.
(Cayman Islands)
6.35% 02/08/24
3,5,6,10,11
2,660,000 260,547
China SCE Group Holdings Ltd.
(Cayman Islands)
7.00% 05/02/25
3
1,070,000 318,325
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
2,600,000 1,945,346
1.50% 03/15/30
3
2,140,000 1,821,863
GLP Capital LP/GLP Financing II, Inc.
5.30% 01/15/29 2,280,000 2,189,507
5.38% 04/15/26 6,060,000 5,941,800
5.75% 06/01/28 6,241,000 6,106,444
Healthcare Realty Trust, Inc.
3.88% 05/01/25 2,190,000 2,144,710
Healthcare Trust of America Holdings LP
2.00% 03/15/31 1,705,000 1,323,344
3.50% 08/01/26 2,257,000 2,151,610
3.75% 07/01/27 625,000 594,018
Hudson Pacific Properties LP
3.95% 11/01/27 2,500,000 2,382,664
Iron Mountain Information Management Services, Inc.
5.00% 07/15/32
1
3,150,000 2,556,540
Iron Mountain, Inc.
4.50% 02/15/31
1
1,346,000 1,105,403
LXP Industrial Trust
2.70% 09/15/30 2,000,000 1,644,875
Piedmont Operating Partnership LP
3.40% 06/01/23 4,520,000 4,498,865
Post Apartment Homes LP
3.38% 12/01/22 45,000 45,040
SL Green Realty Corp.
4.50% 12/01/22 3,000,000 3,004,149
Sunac China Holdings Ltd.
(Cayman Islands)
6.50% 01/10/25
3,5,6,10,11
2,515,000 379,453
6.80% 10/20/24
3,5,6,10,11
720,000 106,250
Times China Holdings Ltd.
(Cayman Islands)
6.75% 07/08/25
3
1,040,000 160,612
Ventas Realty LP
3.75% 05/01/24 875,000 870,006
VICI Properties LP
4.95% 02/15/30 185,000 175,216
5.13% 05/15/32 2,845,000 2,687,339
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
5.63% 05/15/52 $ 2,759,000 $ 2,517,049
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
235,000 206,769
3.88% 02/15/29
1
2,060,000 1,775,756
4.50% 09/01/26
1
1,150,000 1,060,875
4.50% 01/15/28
1
765,000 698,514
4.63% 06/15/25
1
320,000 305,176
5.75% 02/01/27
1
1,400,000 1,339,112
Zhenro Properties Group Ltd.
(Cayman Islands)
6.63% 01/07/26
3,5,6
1,810,000 131,961
65,380,809
Retail — 0.53%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
4.00% 10/15/30
1,3
3,000,000 2,422,500
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
1,935,000 1,808,454
Asbury Automotive Group, Inc.
5.00% 02/15/32
1
822,000 672,945
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
1,939,000 1,655,421
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
6,069,000 4,688,302
FirstCash, Inc.
5.63% 01/01/30
1
4,160,000 3,649,754
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
5,775,000 3,823,108
18,720,484
Services — 0.60%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
2,013,000 1,808,170
DP World Crescent Ltd.
(Cayman Islands)
4.85% 09/26/28
1,3
4,036,000 4,043,002
Hertz Corp. (The)
4.63% 12/01/26
1
2,000,000 1,676,980
5.00% 12/01/29
1
5,680,000 4,402,000
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
1
648,000 541,169
S&P Global, Inc.
4.75% 08/01/28
1
1,750,000 1,780,095
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
1,520,000 1,434,499
Waste Pro USA, Inc.
5.50% 02/15/26
1
6,169,000 5,488,282
21,174,197
Transportation — 0.07%
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60% 09/22/27 2,029,972 1,884,103

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
15 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 $ 492,743 $ 490,733
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 53,158 53,493
2,428,329
Total Corporates
(Cost $1,277,664,014) 1,131,578,165
FOREIGN GOVERNMENT OBLIGATIONS — 3.36%
Foreign Government Obligations — 3.36%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
3,798,000 3,502,136
Airport Authority
(Hong Kong)
3.25% 01/12/52
1,3
4,105,000 3,359,942
Bahrain Government International Bond,
Series REGS
(Bahrain)
7.00% 01/26/26
3
500,000 515,864
Brazilian Government International Bond
(Brazil)
2.88% 06/06/25
3
3,600,000 3,403,800
3.88% 06/12/30
3
5,010,000 4,213,235
4.63% 01/13/28
3
830,000 777,172
CBB International Sukuk Co. 7 SPC,
Series REGS
(Bahrain)
6.88% 10/05/25
3
1,400,000 1,462,076
Chile Government International Bond
(Chile)
2.45% 01/31/31
3
1,344,000 1,149,631
3.24% 02/06/28
3
1,678,000 1,584,904
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
6,398,000 4,892,055
3.13% 04/15/31
3
750,000 554,775
4.50% 01/28/26
3
3,855,000 3,621,001
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
3,900,000 3,141,715
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
2,580,000 1,996,662
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
700,000 512,698
Egypt Government International Bond,
Series REGS
(Egypt)
5.25% 10/06/25
3
1,700,000 1,395,340
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Guatemala Government Bond
Series REGS
(Guam)
4.90% 06/01/30
3
$ 3,122,000 $ 2,862,577
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
3,700,000 2,867,870
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
3,100,000 2,767,967
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
6,531,000 5,391,199
3.75% 01/11/28
3
6,125,000 5,878,300
4.75% 04/27/32
3
3,000,000 2,883,575
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
4,640,000 4,475,442
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
3,000,000 2,353,635
3.16% 01/23/30
3
6,131,000 5,478,953
Paraguay Government International Bond
(Paraguay)
2.74% 01/29/33
1,3
3,926,000 2,938,807
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80% 06/23/30
1,3
2,100,000 1,848,168
Peruvian Government International Bond
(Peru)
2.78% 01/23/31
3
1,160,000 989,073
2.84% 06/20/30
3
4,025,000 3,519,420
4.13% 08/25/27
3
1,525,000 1,497,006
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
741,000 596,441
1.95% 01/06/32
3
930,000 761,100
2.46% 05/05/30
3
3,534,000 3,092,116
Qatar Government International Bond,
Series REGS
(Qatar)
3.75% 04/16/30
3
1,640,000 1,630,816
4.50% 04/23/28
3
6,726,000 6,985,624
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
3,607,000 3,090,189
4.85% 09/30/29
3
2,955,000 2,533,322
5.88% 04/20/32
3
1,600,000 1,371,360
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
4,400,000 3,406,480

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 16
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/26/26
3
$ 3,700,000 $ 3,626,000
3.25% 10/22/30
3
2,220,000 2,092,350
3.63% 03/04/28
3
4,175,000 4,127,405
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
2,788,717 2,826,790
Total Foreign Government Obligations
(Cost $137,399,013) 117,974,991
MORTGAGE-BACKED — 54.62%**
Non-Agency Commercial Mortgage-Backed — 8.97%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
11,209,431 11,244,970
A10 Bridge Asset Financing,
Series 2021-D, Class A1FL
(SOFR30A plus 1.45%)
2.23% 10/01/38
1,2
7,618,834 7,277,863
ACRES Commercial Realty Ltd.,
Series 2021-FL1, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.60%)
3.12% 06/15/36
1,2,3
9,831,000 9,428,678
AREIT Trust,
Series 2020-CRE4, Class B
(Cayman Islands)
(SOFR30A plus 4.26%)
5.04% 04/15/37
1,2,3
9,450,000 9,152,309
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,4
7,985,000 7,687,258
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BHP3, Class A
(LIBOR USD 1-Month plus 1.90%)
3.22% 03/15/37
1,2
8,585,000 8,522,482
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class A
2.63% 01/15/32
1
5,000,000 4,582,406
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.57% 01/15/32
1,4
98,610,000 1,791,344
BDS Ltd.,
Series 2020-FL6, Class D
(Cayman Islands)
(SOFR30A plus 2.86%)
3.66% 09/15/35
1,2,3
7,801,000 7,601,278
BFLD Trust,
Series 2021-FPM, Class A
(LIBOR USD 1-Month plus 1.60%)
2.93% 06/15/38
1,2
7,182,000 6,943,063
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Commercial Mortgage Trust,
Series 2021-XL2, Class J
(LIBOR USD 1-Month plus 3.89%)
5.21% 10/15/38
1,2
$ 10,641,467 $ 9,722,205
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
7,060,000 6,327,135
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
2,020,000 1,922,859
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class F
(LIBOR USD 1-Month plus 2.55%)
3.87% 12/15/37
1,2
9,700,000 9,271,089
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class G
(LIBOR USD 1-Month plus 3.25%)
4.57% 12/15/37
1,2
8,503,000 8,213,447
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.50% 08/10/49
4
60,623,158 2,543,426
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.47% 02/10/48
4
61,810,975 1,643,523
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.82% 10/15/45
4
35,831,651 20,893
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.65% 12/10/45
4
54,462,686 74,723
Commercial Mortgage Trust,
Series 2013-CR13, Class XA (IO)
0.89% 11/10/46
4
59,715,636 500,883
Commercial Mortgage Trust,
Series 2014-CR16, Class XA (IO)
1.11% 04/10/47
4
100,459,620 1,298,431
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.72% 02/10/37
1,4
68,872,262 962,796
Credit Suisse Mortgage Capital Trust,
Series 2020-TMIC, Class A
(LIBOR USD 1-Month plus 3.00%)
4.32% 12/15/35
1,2
11,515,000 11,297,063
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.72% 06/15/52
4
91,075,350 7,505,365
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
4.35% 12/15/22
1,2
7,235,752 7,206,438
CSMC,
Series 2021-BPNY, Class A
(LIBOR USD 1-Month plus 3.71%)
5.04% 08/15/23
1,2
12,734,000 12,158,766

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
17 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
DBJPM Mortgage Trust,
Series 2016-SFC, Class A
2.83% 08/10/36
1
$ 4,000,000 $ 3,646,209
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
8,000,000 6,631,669
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
1,4
40,999,000 344,060
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.18% 04/10/47
4
56,347,318 723,255
GSCG Trust,
Series 2019-600C, Class G
4.12% 09/06/34
1,4
9,212,000 8,150,585
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
6,340,000 5,736,059
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,4
6,555,000 5,848,624
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04% 12/10/41
1,4
3,131,000 2,435,821
ILPT Commercial Mortgage Trust,
Series 2022-LPFX, Class A
3.38% 03/15/32
1
11,770,000 10,375,337
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
8,000,000 7,363,717
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class H
(CME Term SOFR 1-Month plus 5.01%)
6.29% 04/15/37
1,2
5,450,000 5,088,967
KREF Ltd.,
Series 2021-FL2, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.30%)
2.82% 02/15/39
1,2,3
6,900,000 6,526,207
Life Mortgage Trust,
Series 2021-BMR, Class G
(LIBOR USD 1-Month plus 2.95%)
4.27% 03/15/38
1,2
10,535,474 9,841,637
M360 LLC,
Series 2019-CRE2, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.51%)
2.79% 09/15/34
1,2,3
422,875 421,807
Med Trust,
Series 2021-MDLN, Class F
(LIBOR USD 1-Month plus 4.00%)
5.33% 11/15/38
1,2
4,000,000 3,747,651
MF1 Ltd.,
Series 2020-FL3, Class AS
(CME Term SOFR 1-Month plus 2.96%)
4.24% 07/15/35
1,2
8,800,000 8,667,956
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
MF1 Ltd.,
Series 2020-FL4, Class B
(CME Term SOFR 1-Month plus 2.86%)
4.20% 11/15/35
1,2
$ 11,579,000 $ 11,385,480
MF1 Ltd.,
Series 2020-FL4, Class D
(CME Term SOFR 1-Month plus 4.21%)
5.55% 11/15/35
1,2
4,850,000 4,733,155
MF1 Ltd.,
Series 2021-FL6, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.45%)
2.97% 07/16/36
1,2,3
6,684,000 6,423,244
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.29% 02/12/40
1,4
147,585,000 2,152,911
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.15% 04/15/48
4
69,452,911 1,386,565
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.85% 05/15/48
4
107,605,835 1,904,339
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A
4.42% 07/11/40
1,4
7,915,000 7,635,431
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.46% 01/15/43
1,4
1,095,000 942,490
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
6,895,000 5,991,755
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
1,840,000 1,496,936
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.53% 01/05/43
1,4
10,000,000 6,969,701
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.53% 01/05/43
1,4
13,330,000 8,965,106
VMC Finance LLC,
Series 2021-HT1, Class B
(LIBOR USD 1-Month plus 4.50%)
6.11% 01/18/37
1,2
10,000,000 9,366,295
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.25% 08/15/50
4
43,562,910 674,297
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.77% 03/15/59
4
78,859,514 3,677,941
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.61% 12/15/45
1,4
56,263,631 52,595
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.49% 08/15/45
1,4
5,177,100 171

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
1.98% 11/15/45
1,4
$ 21,703,261 $ 50,869
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.79% 06/15/46
4
59,371,872 205,842
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.70% 10/15/57
4
76,605,543 774,030
315,239,407
Non-Agency Mortgage-Backed — 28.45%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
1.01% 04/25/36
2
618,097 614,020
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.30%)
1.92% 06/25/36
2
4,787,179 3,681,178
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-NC3, Class A2C
(LIBOR USD 1-Month plus 0.16%)
1.78% 12/25/36
2
53,543,369 16,228,909
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.77% 08/25/36
2
64,288 63,993
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A1
(LIBOR USD 1-Month plus 0.16%)
1.94% 03/25/37
2
29,071,376 15,075,788
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
2.38% 03/25/37
2
2,307,656 1,192,563
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
2.55% 08/25/35
4
1,277,908 1,045,028
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
2.97% 03/25/37
4
1,539,395 1,327,720
Alternative Loan Trust,
Series 2005-74T1, Class A1
6.00% 01/25/36 5,449,318 3,784,143
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
1.96% 01/25/36
2
2,896,612 2,744,068
Alternative Loan Trust,
Series 2006-HY12, Class A5
3.36% 08/25/36
4
2,415,641 2,276,550
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
1.90% 03/25/46
2
$ 9,148,136 $ 8,354,622
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(LIBOR USD 1-Month plus 0.40%)
2.02% 03/25/46
2
2,835,922 2,610,840
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2006-W3, Class A2C
(LIBOR USD 1-Month plus 0.36%)
1.98% 04/25/36
2
39,638,435 13,081,591
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(LIBOR USD 1-Month plus 1.25%)
2.87% 06/25/37
2
17,691,773 12,708,367
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
2.62% 06/25/37
2
3,180,094 2,578,078
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
2.60% 12/25/34
2
1,219,179 1,173,595
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
2.10% 07/25/36
2
9,754,000 9,260,404
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 490,345 483,594
Banc of America Funding Trust,
Series 2004-B, Class 5A1
2.52% 11/20/34
4
166,755 163,624
Banc of America Funding Trust,
Series 2006-D, Class 3A1
3.40% 05/20/36
4
663,683 605,643
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
1.35% 05/27/36
1,4
12,298,042 11,548,712
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
2.51% 12/25/35
4
841,570 785,057
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
1.80% 03/25/37
2
2,708,890 2,519,679
BCAP LLC Trust,
Series 2014-RR3, Class 4A1
1.31% 03/26/36
1,4
1,457,353 1,428,675
Bear Stearns ALT-A Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.75%)
2.37% 01/25/35
2
3,977,628 3,967,630

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
19 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
2.93% 04/25/35
4
$ 1,015,288 $ 952,298
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
2.16% 10/25/35
2
5,548,978 5,302,820
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.30%)
2.38% 10/25/35
2
1,121,996 1,113,026
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50% 09/25/35
4
339,479 305,666
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 22,536 22,470
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
1.82% 09/25/47
2
5,100,548 4,810,220
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(LIBOR USD 1-Month plus 0.21%)
1.83% 06/25/37
2
3,781,995 3,337,720
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M4
(LIBOR USD 1-Month plus 0.98%)
2.60% 05/25/35
2
504,659 506,053
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(LIBOR USD 1-Month plus 0.24%)
1.86% 10/25/36
2
14,364,300 13,214,306
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.53%)
2.15% 02/25/36
2
1,656,350 1,648,926
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
2.45% 02/25/37
4
497,791 491,679
CIM Trust,
Series 2018-R5, Class A1
3.75% 07/25/58
1,4
4,418,755 4,310,469
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
7,766,909 7,179,273
CIM Trust,
Series 2020-NR1, Class A (STEP-reset date 08/25/22)
3.45% 06/26/62
1
12,296,645 11,882,523
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
11,684,220 10,782,825
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
7,807,392 7,467,462
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
$ 5,873,749 $ 5,274,148
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
9,803,252 8,788,044
CIM Trust,
Series 2021-NR3, Class A1 (STEP-reset date 08/25/22)
2.57% 06/25/57
1
4,898,967 4,653,958
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 08/25/22)
2.82% 10/25/61
1
15,500,527 14,602,589
CIM Trust,
Series 2021-R3, Class A1B
1.95% 06/25/57
1,4
18,287,000 12,692,796
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,4
12,833,029 11,694,698
CIM Trust,
Series 2021-R4, Class A1B
2.00% 05/01/61
1,4
10,243,493 8,398,850
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,4
10,181,238 8,697,437
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
3.48% 06/25/36
4
88,457 81,755
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
1.94% 12/25/36
2
6,496,767 4,749,924
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2D
(LIBOR USD 1-Month plus 0.46%)
2.08% 12/25/36
2
6,943,109 5,119,432
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
1.88% 11/25/35
2
44,225 38,046
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.41%)
2.03% 08/25/36
2
1,010,790 1,011,497
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(LIBOR USD 1-Month plus 0.58%)
2.20% 04/25/35
2
2,912,856 2,624,442
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.22% 05/25/35
2
70,116 59,208
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
2.49% 11/25/33
4
427,063 405,922

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-11, Class 1A1
6.50% 12/25/35 $ 571,492 $ 348,712
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 9A1
2.59% 06/25/34
4
29,837 29,267
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23% 04/25/61
1
560,000 540,469
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00% 10/25/21 24,960 13,300
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.42% 02/25/60
1,4
10,710,729 10,321,360
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.23% 04/25/61
1,4
13,250,000 12,783,197
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 08/25/22)
3.01% 12/25/36 686,018 700,389
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(LIBOR USD 1-Month plus 0.11%)
1.73% 11/25/36
2
7,536,985 3,779,822
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 08/25/22)
3.14% 01/25/37 2,578,933 885,868
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
1.71% 04/25/37
2
1,111,644 1,081,596
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.68% 04/25/37
2
1,369,038 990,007
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 08/25/22)
3.57% 02/25/37 4,543,400 3,097,193
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/22)
3.57% 02/25/37 1,087,425 711,431
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 08/25/22)
3.29% 03/25/37 5,664,731 2,382,538
CSMC Mortgage-Backed Trust,
Series 2006-1, Class 1A4
5.50% 02/25/36 2,989,980 2,792,339
CSMC Trust,
Series 2021-RPL7, Class A1
1.93% 07/27/61
1,4
9,229,268 8,620,307
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CSMCM Trust,
Series 2018-SP3, Class CERT
3.32% 10/25/58
1,4
$ 14,648,206 $ 13,259,947
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
2.33% 01/19/45
2
449,734 379,870
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.58%)
2.19% 10/19/45
2
3,474,017 3,061,960
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
1.81% 10/19/36
2
5,593,705 4,079,243
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
1.75% 03/19/37
2
1,286,394 1,073,016
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(LIBOR USD 1-Month plus 3.75%)
5.37% 09/25/39
1,2
6,300,000 5,958,934
First Franklin Mortgage Loan Trust,
Series 2006-FF11, Class 2A3
(LIBOR USD 1-Month plus 0.30%)
1.92% 08/25/36
2
5,077,261 4,749,404
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
1.94% 10/25/36
2
12,872,424 9,328,107
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
1.83% 12/25/37
2
778,149 713,758
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.56%)
2.18% 03/25/36
2
4,248,631 4,193,092
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(LIBOR USD 1-Month plus 0.50%)
2.12% 06/25/36
2
8,650,000 7,862,705
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
1.84% 01/25/38
2
4,117,969 2,451,048
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.72% 03/25/37
2
564,136 297,306
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.47% 09/25/34
4
192,343 180,542

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
21 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
2.47% 09/25/34
4
$ 295,763 $ 277,617
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
2.85% 12/25/35
4
866,583 764,560
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
2.84% 02/25/36
4
1,150,764 860,371
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA2, Class 2A1
2.73% 04/25/35
4
1,595,927 1,601,368
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
2.49% 05/25/35
4
1,250,877 1,172,788
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
2.45% 09/25/35
4
1,555,329 1,413,214
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
2.43% 10/25/35
4
1,818,178 1,297,845
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
2.57% 11/25/35
4
1,106,931 968,726
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
2.49% 03/25/36
4
1,278,507 1,016,924
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7, Class A1
3.14% 01/25/37
4
2,166,027 1,741,290
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
2.67% 09/25/35
4
1,343,069 960,168
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1
2.96% 10/25/35
4
52,868 50,989
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
2.71% 11/25/35
4
690,086 578,015
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
3.00% 08/25/37
4
53,343 22,087
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA2, Class M2
(SOFR30A plus 2.30%)
3.23% 08/25/33
1,2
9,435,000 8,921,972
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA3, Class M2
(SOFR30A plus 2.10%)
3.03% 10/25/33
1,2
5,245,000 4,862,094
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA1, Class M2
(SOFR30A plus 2.25%)
3.18% 08/25/33
1,2
5,000,000 4,638,752
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
2.78% 01/25/42
1,2
$ 3,485,000 $ 3,135,805
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 2A1
2.76% 09/19/35
4
1,311,754 984,421
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
3.49% 09/19/35
4
1,096,080 1,000,395
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.90% 04/19/36
4
2,732,872 2,193,259
Greenpoint Manufactured Housing,
Series 2000-1, Class A4
8.14% 03/20/30
4
5,204,141 4,103,866
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
1.82% 03/25/47
2
9,291,994 8,605,822
GSAMP Trust,
Series 2007-FM2, Class A1
(LIBOR USD 1-Month plus 0.14%)
1.76% 01/25/37
2
18,569,696 12,345,069
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
3.88% 09/25/35
2,5,6
12,710 361
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
3.67% 07/25/35
4
372,917 341,813
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
2.66% 04/25/36
4
183,020 132,557
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
3.08% 05/25/37
4
600,337 549,468
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
2.23% 11/19/35
2
1,935,172 1,636,041
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
2.02% 09/19/46
2
8,931,611 8,087,469
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
1.81% 08/19/37
2
10,467,429 9,211,598
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.70%)
2.32% 03/25/36
2
2,164,857 2,133,045

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.25% 11/25/35
2
$ 1,925,028 $ 1,894,335
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
1.90% 10/25/36
2
11,228,171 4,105,053
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(LIBOR USD 1-Month plus 0.26%)
1.88% 12/25/36
2
27,674,059 12,818,621
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A1
(LIBOR USD 1-Month plus 0.10%)
1.72% 07/25/36
2
10,465,207 5,100,941
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A2
(LIBOR USD 1-Month plus 0.20%)
1.82% 07/25/36
2
11,582,968 5,681,888
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A4
(LIBOR USD 1-Month plus 0.50%)
2.12% 07/25/36
2
10,128,763 5,062,608
Impac CMB Trust,
Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.14% 04/25/35
2
2,212,946 2,110,864
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(LIBOR USD 1-Month plus 0.56%)
2.18% 07/25/35
2
8,813,677 6,714,319
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
2.77% 10/25/35
4
1,919,553 1,651,317
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.54%)
2.16% 10/25/36
2
5,237,776 2,617,380
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(LIBOR USD 1-Month plus 0.50%)
2.12% 05/25/46
2
11,336,821 11,167,038
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 3A1
2.77% 05/25/36
4
232,992 199,737
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.08% 06/25/36
4
2,863,086 2,524,153
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX4, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
1.80% 07/25/37
2
13,323,525 12,498,003
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 $ 24,932 $ 25,686
JPMorgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.41%)
2.03% 05/25/36
2
774,121 774,363
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
1.91% 07/25/36
2
4,853,107 4,829,820
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A1A
(LIBOR USD 1-Month plus 0.13%)
1.75% 12/25/36
2
7,515,385 5,187,822
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(LIBOR USD 1-Month plus 0.15%)
1.77% 12/25/36
2
9,316,487 5,580,844
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
2.91% 08/25/35
4
18,134 16,033
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
2.77% 05/25/36
4
18,636 16,256
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2
5.88% 06/25/21 3,637 3,658
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
3.38% 01/28/70
1,2
3,929,426 3,912,564
Legacy Mortgage Asset Trust,
Series 2020-GS2, Class A1 (STEP-reset date 07/25/22)
2.75% 03/25/60
1
18,119,657 18,124,141
Lehman XS Trust,
Series 2005-4, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
2.42% 10/25/35
2
16,216 16,190
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
1.92% 11/25/35
2
1,082,583 1,071,576
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
2.12% 08/25/46
2
14,048,389 12,988,138
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(LIBOR USD 1-Month plus 0.42%)
2.04% 06/25/46
2
3,689,459 3,514,956
Lehman XS Trust,
Series 2007-18N, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
3.32% 10/25/37
2
4,095,987 3,811,081

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
23 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A
(LIBOR USD 1-Month plus 0.36%)
1.98% 03/25/46
2
$ 6,659,421 $ 5,663,627
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
1.73% 10/25/36
2
50,301,021 15,828,189
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
1.91% 11/25/33
4
108,917 102,852
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
3.79% 10/25/34
4
88,356 85,303
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
2.74% 04/25/34
4
34,061 32,809
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.80%)
1.28% 12/25/46
2
17,154,113 14,740,879
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.30%)
1.92% 03/25/47
2
2,598,373 2,451,766
MASTR Asset-Backed Securities Trust,
Series 2006-WMC1, Class A3
(LIBOR USD 1-Month plus 0.36%)
1.98% 02/25/36
2
17,036,814 7,222,860
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
1.90% 05/25/37
2
3,150,000 2,565,145
MASTR Asset-Backed Securities Trust,
Series 2007-WMC1, Class A2
(LIBOR USD 1-Month plus 0.05%)
1.67% 01/25/37
2
16,830,994 5,077,590
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.66%)
2.28% 04/25/37
2,5,6
883,581 41,370
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(LIBOR USD 1-Month plus 0.42%)
2.04% 04/25/37
2
8,421,127 7,282,795
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.50%)
2.12% 04/25/37
2
17,881,803 7,778,948
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
1.87% 07/25/37
2
926,247 738,656
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-5, Class 1A
(LIBOR USD 1-Month plus 0.85%)
2.47% 10/25/37
2
$ 24,277,902 $ 14,743,745
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
2.34% 10/25/33
4
75,612 73,805
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
4.41% 08/25/36
2
741,766 677,818
Morgan Stanley ABS Capital I Trust,
Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.58%)
2.20% 02/25/36
2
1,392,296 1,382,343
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
1.92% 06/25/36
2
9,593,912 5,507,401
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.48%)
2.10% 06/25/36
2
10,234,537 5,937,785
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2007-NC3, Class A2C
(LIBOR USD 1-Month plus 0.19%)
1.81% 05/25/37
2
23,019,629 17,708,909
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(LIBOR USD 1-Month plus 0.52%)
2.14% 04/25/36
2
12,523,878 9,067,211
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.30% 09/25/34
4
218,112 209,181
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25% 02/25/21 45,860 45,070
MortgageIT Trust,
Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
2.71% 05/25/35
2
859,908 827,409
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.66%)
2.28% 02/25/36
2
332,063 332,003
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.10% 02/25/36
2
262,890 260,003
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
3.63% 08/25/35
4
2,274,154 1,680,142
Nomura Resecuritization Trust,
Series 2016-2R, Class 1A1
1.16% 09/26/36
1,4
738,102 738,558

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 08/25/22)
3.00% 07/25/59
1
$ 10,093,270 $ 10,058,434
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
10,304,030 3,172,785
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.72%)
2.34% 07/25/35
2
2,364,442 2,360,872
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.18%)
1.80% 04/25/37
2
13,546,823 8,264,711
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(LIBOR USD 1-Month plus 0.17%)
1.79% 05/25/37
2
19,657,536 12,102,243
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.42%)
2.04% 01/25/37
2
5,011,497 4,656,614
PHH Alternative Mortgage Trust,
Series 2007-2, Class 1A4
(LIBOR USD 1-Month plus 0.60%)
2.22% 05/25/37
2
8,205,451 7,789,687
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
1.93% 06/25/47
2
5,152,000 4,736,475
PRET, LLC,
Series 2022-RN1, Class A1 (STEP-reset date 07/25/22)
3.72% 07/25/51
1
16,746,634 15,983,225
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 07/25/22)
2.36% 10/25/26
1
15,465,580 14,590,381
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
1,4
10,266,919 9,598,612
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00% 09/25/34 52,018 48,214
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
4.08% 12/25/35
4
1,485,414 1,262,767
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
3.50% 04/25/35
4
11,674 11,380
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
3.56% 07/25/35
4
551,512 520,754
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
3.71% 07/25/35
4
589,145 358,659
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75% 09/25/21 $ 5,230 $ 4,210
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00% 11/25/36 363,364 310,704
Residential Accredit Loans Trust,
Series 2007-QA3, Class A1
(LIBOR USD 1-Month plus 0.20%)
1.82% 05/25/37
2
13,606,515 12,607,241
Residential Accredit Loans Trust,
Series 2007-QH6, Class A1
(LIBOR USD 1-Month plus 0.38%)
2.00% 07/25/37
2
8,334,910 7,839,879
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17% 01/25/37
4,5,6
1,625,676 9,538
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00% 09/25/36 4,942,231 1,907,198
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
3.44% 04/25/37
4
239,089 144,859
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
1.86% 05/25/47
2
13,595,141 9,854,414
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 08/25/22)
2.90% 01/25/36 3,777,736 3,116,502
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM4, Class A1
(LIBOR USD 1-Month plus 0.38%)
2.00% 11/25/36
1,2
9,204,193 4,617,737
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
1.85% 02/25/37
2
6,109,213 2,911,211
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
1.82% 05/25/37
2
10,085,229 6,699,242
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
1.77% 12/25/36
2
5,816,459 3,786,863
Soundview Home Loan Trust,
Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.33%)
1.95% 12/25/36
2
1,268,083 1,267,331
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A3
(LIBOR USD 1-Month plus 0.21%)
1.83% 06/25/37
2
19,665,035 14,211,402

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
25 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
1.88% 02/25/37
2
$ 1,008,875 $ 313,912
Specialty Underwriting & Residential Finance Trust,
Series 2007-BC2, Class A1
(LIBOR USD 1-Month plus 0.23%)
1.85% 04/25/37
2
21,094,887 15,918,324
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.77% 09/25/34
4
396,662 389,011
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
2.77% 03/25/34
4
757,234 717,541
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
2.95% 06/25/35
4
337,116 307,929
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 2A
2.71% 11/25/35
4
777,721 647,300
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
3.05% 04/25/35
4
2,066,885 1,998,258
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
1.94% 12/25/36
2
1,126,960 1,054,836
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
2.42% 07/25/34
2
9,253,670 8,697,172
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
2.57% 05/25/36
4
448,765 268,586
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.42%)
2.04% 05/25/36
2
202,485 163,949
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
1.74% 08/25/36
2
9,199,600 8,515,237
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
1.98% 08/25/47
2
9,529,407 8,700,825
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
2.56% 02/25/35
2
60,488 60,289
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
2.81% 03/25/35
2
976,770 976,758
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 3A3
3.03% 11/25/33
4
$ 18,749 $ 18,651
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
2.74% 10/25/37
4
899,874 799,224
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 2A1
2.52% 01/25/37
4
328,564 327,330
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 5A1
2.90% 01/25/37
4
77,406 73,527
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 07/25/22)
2.24% 02/27/51
1
13,120,873 12,521,451
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
1.73% 01/25/37
2
5,472,889 2,835,127
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
1.84% 02/25/37
2
28,860,743 10,168,067
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
2.34% 11/25/34
2
119,924 111,252
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
2.81% 01/25/35
4
381,153 363,900
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.84%)
2.46% 05/25/44
2
17,419 17,361
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.85% 10/25/35
4
788,714 751,417
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
2.87% 12/25/35
4
19,618 18,740
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
2.72% 12/25/35
4
967,252 945,581
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
2.28% 01/25/45
2
375,145 363,908
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.26% 07/25/45

459,528 430,669

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.48% 02/25/46
2
$ 3,449,059 $ 3,189,698
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
1.26% 05/25/46
2
1,445,217 1,319,877
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
1.46% 07/25/46
2
3,313,022 3,049,799
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
2.91% 03/25/37
4
1,639,490 1,352,759
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus
0.75%)
1.23% 06/25/47
2
1,312,437 1,159,067
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(LIBOR USD 1-Month plus 0.24%)
1.86% 01/25/47
2
4,715,387 4,480,663
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 1,515,553 1,363,859
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.64%)
2.26% 03/25/37
2
4,690,000 4,128,949
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
2.61% 10/25/36
4
341,778 318,309
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
2.94% 04/25/36
4
76,880 71,027
1,000,338,889
U.S. Agency Commercial Mortgage-Backed — 1.29%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.96% 07/25/39
4
17,948,274 472,800
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.13% 04/25/36
4
11,151,797 104,112
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.69% 01/25/39
4
22,922,414 504,677
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70% 03/25/29
4
117,375,779 4,059,300
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.14% 07/25/33
4
$ 14,520,699 $ 1,321,728
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K021, Class X3 (IO)
2.36% 07/25/40
4
7,956,632 311
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K022, Class X3 (IO)
1.85% 08/25/40
4
37,280,187 100,327
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X1 (IO)
0.29% 04/25/23
4
351,184,579 438,507
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X3 (IO)
1.69% 02/25/43
4
58,000,000 2,255,460
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K051, Class X3 (IO)
1.67% 10/25/43
4
44,865,280 2,177,972
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.30% 01/25/26
4
52,794,883 1,847,985
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K055, Class X3 (IO)
1.70% 04/25/44
4
32,000,000 1,688,278
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X1 (IO)
1.39% 05/25/26
4
58,789,778 2,327,223
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K057, Class X1 (IO)
1.31% 07/25/26
4
121,192,282 4,658,304
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K726, Class X1 (IO)
1.03% 04/25/24
4
112,858,396 1,272,789
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC01, Class X1 (IO)
0.54% 12/25/22
4
30,950,805 65,746
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.34% 06/25/27
4
88,436,224 3,187,224
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC07, Class X1 (IO)
0.85% 09/25/26

84,457,151 1,790,829

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
27 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF31, Class A
(LIBOR USD 1-Month plus 0.37%)
1.49% 04/25/24
2
$ 2,171,591 $ 2,170,746
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.19% 03/25/26
4
114,443,554 3,803,715
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KL05, Class X1HG (IO)
1.37% 12/25/27
4
49,531,000 2,556,476
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS06, Class X (IO)
1.18% 08/25/26
4
66,100,615 2,009,835
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.76% 09/25/25
4
101,467,862 2,193,039
FREMF Mortgage Trust,
Series 2019-KF71, Class B
(LIBOR USD 1-Month plus 2.30%)
3.42% 10/25/29
1,2
910,929 888,879
FREMF Mortgage Trust,
Series 2020-KF75, Class B
(LIBOR USD 1-Month plus 2.25%)
3.37% 12/25/29
1,2
2,815,704 2,660,734
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.03% 08/16/51
4
5,793,953 2,585
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.13% 02/16/53
4
30,660,672 111,884
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.11% 06/16/52
4
42,096,293 68,701
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.20% 05/16/55
4
14,507,461 137,789
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.94% 11/16/54
4
10,928,536 333,743
45,211,698
U.S. Agency Mortgage-Backed — 15.91%
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
18.61% 03/25/36
2
12,101 16,350
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.98% 03/25/36
2
566,099 72,026
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
4.43% 06/25/37
2
$ 27,215 $ 2,313
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X LIBOR USD 1-Month plus 5.87%, 5.87% Cap)
4.25% 08/25/37
2
53,475 6,024
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.45%, 6.45% Cap)
4.83% 04/25/37
2
617,265 76,193
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.00%, 7.00% Cap)
5.38% 03/25/38
2
38,598 2,990
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.58% 07/25/38
2
66,942 6,243
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.98% 10/25/40
2
32,178 4,260
Fannie Mae REMICS,
Series 2012-56, Class FK
(LIBOR USD 1-Month plus 0.45%)
2.07% 06/25/42
2
2,071,000 2,075,874
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
2.72% 10/25/42
2
147,389 146,413
Fannie Mae REMICS,
Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
2.06% 07/25/43
2
4,570,881 4,656,351
Fannie Mae REMICS,
Series 2019-33, Class FN
(LIBOR USD 1-Month plus 0.40%)
2.02% 07/25/49
2
4,206,874 4,214,729
Freddie Mac REMICS,
Series 2711, Class FA
(LIBOR USD 1-Month plus 1.00%)
2.32% 11/15/33
2
35,723 36,454
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
1.92% 10/15/33
2
148,645 149,611
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
34.23% 07/15/37
2
8,700 14,216
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
4.57% 01/15/38
2
37,140 5,069

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 28
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
4.58% 04/15/38
2
$ 30,051 $ 2,895
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00% 11/15/33
12
11,631 10,008
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
5.29% 04/15/42
2
74,327 10,965
Freddie Mac REMICS,
Series 4919, Class FP
(LIBOR USD 1-Month plus 0.45%)
2.07% 09/25/49
2
3,602,999 3,591,455
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00% 10/25/58
12
2,556,865 2,384,318
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 70,094 12,101
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
2
409,097 3,241
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.72%, 0.62% Cap)
0.62% 07/20/35
2
498,737 6,615
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.69% 09/16/43
2
1,541,859 199,769
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00% 09/20/47 309,087 56,797
Ginnie Mae,
Series 2019-86, Class FE
(LIBOR USD 1-Month plus 0.40%)
2.00% 07/20/49
2
4,416,750 4,401,768
Ginnie Mae,
Series 2020-133, Class FA
1.31% 02/20/49
4
3,095,894 3,086,280
UMBS (TBA)
2.00% 07/01/52 58,975,000 51,169,821
2.00% 08/01/52 107,775,000 93,425,767
2.50% 07/01/52 60,075,000 54,008,294
2.50% 08/01/52 129,050,000 115,866,074
3.00% 07/01/52 126,825,000 118,084,595
3.00% 08/01/52 27,775,000 25,876,318
3.50% 07/01/52 13,100,000 12,598,851
3.50% 08/01/52 7,050,000 6,770,755
4.00% 07/01/52 19,725,000 19,456,478
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.50% 07/01/52 $ 36,825,000 $ 36,976,040
559,484,321
Total Mortgage-Backed
(Cost $2,130,720,586) 1,920,274,315
MUNICIPAL BONDS — 0.51%*
California — 0.24%
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 1,995,000 1,606,515
Los Angeles Department of Water & Power Water System
Revenue Bonds, Water Utility Improvements, Series SY
6.01% 07/01/39 1,950,000 2,192,699
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.76% 07/01/29 2,935,000 3,172,193
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 115,000 137,584
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 1,790,000 1,349,047
8,458,038
Florida — 0.12%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.81% 10/01/34 1,000,000 831,316
2.86% 10/01/35 1,750,000 1,441,046
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.35% 10/01/29 2,000,000 1,879,291
4,151,653
New York — 0.15%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 975,000 1,020,100
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
3.95% 08/01/32 1,000,000 977,694
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 3,100,000 3,309,420
5,307,214
Total Municipal Bonds
(Cost $20,315,652) 17,916,905
Total Bonds — 109.87%
(Cost $4,281,463,298)
3,863,039,777

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
29 / June 2022
Issues Shares Value
COMMON STOCK — 0.30%
Communications — 0.12%
Intelsat Emergence SA
3,5,6,10
(Luxembourg) 141,055 $ 3,984,804
Electric — 0.00%
Homer City Holdings LLC
†,5,6
112,222 —
Financials — 0.18%
AGNC Investment Corp. 582,000 6,442,740
Total Common Stock
(Cost $17,826,353) 10,427,544
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,10
(Luxembourg) 14,771 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,10
(Luxembourg) 14,771 —
—
Total Rights
(Cost $–) —
Purchased Options - 0.00%
(Cost $868,787) 52,650
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 3.65%
Foreign Government Obligations — 2.31%
Japan Treasury Discount Bills,
Series 1076
(Japan)
0.00%
13
08/01/22
3
$ 4,940,000,000 36,367,582
U.S. Treasury Bills
1.25%
13
10/13/22 45,000,000 44,758,167
81,125,749
Money Market Funds — 0.78%
Dreyfus Government Cash Management Fund
1.35%
14
8,052,000 8,052,000
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
14,15
1,098,274 1,098,274
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
14
18,264,000 18,264,000
27,414,274
U.S. Agency Discount Notes — 0.56%
Federal Home Loan Bank
1.61%
13
09/04/24 10,215,000 9,958,083
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
1.61%
13
09/04/24 $ 10,220,000 $ 9,862,256
19,820,339
Total Short-Term Investments
(Cost $130,825,046) 128,360,362
Total Investments Before Written Options - 113.82%
(Cost $4,432,996,456) 4,001,880,333
Written Options - 0.00%
(Cost $(821,492)) (31,063)
Net unrealized depreciation on unfunded commitments
- 0.00% (76,362)
Liabilities in Excess of Other Assets - (13.82)% (485,794,897)
Net Assets - 100.00% $ 3,515,978,011
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $17,340,610, which is 0.49% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $627,064, at an interest rate of 3.75% and a maturity of July 17, 2028. The investment is not accruing an unused commitment fee.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $119,677, at an interest rate of 4.25% and a maturity of June 22, 2029. The investment is not accruing an unused commitment fee.
9
Perpetual security with no stated maturity date.
10
Non-income producing security.
11
Security is currently in default with regard to scheduled interest or principal payments.
12
Zero coupon bond. The rate shown is the effective yield as of June 30, 2022.
13
Represents annualized yield at date of purchase.
14
Represents the current yield as of June 30, 2022.
15
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $238.
†
Fair valued security. The aggregate value of fair valued securities is $9,322,304, which is
0.27% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See
Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 30
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(EDC): Economic Development Corporation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 4,953,388 EUR 4,549,000 Goldman Sachs International 07/08/22 $ 195,125
USD 17,639,013 EUR 16,637,000 Citigroup Global Markets, Inc. 07/08/22 236,679
USD 3,350,499 GBP 2,663,000 Citigroup Global Markets, Inc. 07/08/22 115,968
USD 1,798,046 GBP 1,373,000 Goldman Sachs International 07/08/22 130,375
USD 38,078,207 JPY 4,940,000,000 Citigroup Global Markets, Inc. 08/01/22 1,645,876
USD 21,047,581 EUR 19,859,000 Citigroup Global Markets, Inc. 10/07/22 135,139
USD 4,558,637 GBP 3,720,000 Citigroup Global Markets, Inc. 10/07/22 31,859
2,491,021
EUR 21,186,000 USD 22,297,868 Citigroup Global Markets, Inc. 07/08/22 (137,271)
GBP 4,036,000 USD 4,934,662 Citigroup Global Markets, Inc. 07/08/22 (32,460)
(169,731)
NET UNREALIZED APPRECIATION $ 2,321,290
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 3,039 09/30/22 $ 341,127,750 $ (2,616,443) $ (2,616,443)
U.S. Treasury Two-Year Note 681 09/30/22 143,020,641 (718,518) (718,518)
484,148,391 (3,334,961) (3,334,961)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 3,910 09/21/22 (498,036,250) 6,982,681 6,982,681
U.S. Treasury Ultra Bond 1,173 09/21/22 (181,045,219) 5,359,393 5,359,393
Euro-Bund Future 77 09/08/22 (12,521,081) 98,306 98,306
Euro-Bobl Future 56 09/08/22 (7,601,183) 47,439 47,439
(699,203,733) 12,487,819 12,487,819
TOTAL FUTURES CONTRACTS $ (215,055,342) $ 9,152,858 $ 9,152,858

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
31 / June 2022
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30
5
5.00% 3 Months 120
Credit Suisse
First Boston
International 06/20/23 $ 9,250 $ 350,343 $ 296,357 $ 53,986
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 10,370 495,136 469,081 26,055
TOTAL $ 845,479 $ 765,438 $ 80,041
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 506 $ 98.38 09/16/22 $ 3,673,370 $ 25,300
IMM Eurodollar 1-Year MIDCV Future Options 1,094 98.75 09/16/22 52,946,865 27,350
TOTAL PURCHASED OPTIONS $ 56,620,235 $ 52,650
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 2,485 $ 99.00 09/16/22 $ (108,241,009) $ (31,063)

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 32
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/07/53
3-month USD
LIBOR Quarterly 1.74% Semi-annually $ 10,195 $ 2,245,686 $ — $ 2,245,686
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually 7,250 1,595,939 — 1,595,939
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 5,370 1,168,911 — 1,168,911
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 3,625 773,049 — 773,049
Interest Rate Swap
1
09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 10,130 2,006,818 — 2,006,818
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 86,810 (3,281,210) — (3,281,210)
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 64,210 (2,417,384) — (2,417,384)
Interest Rate Swap
1
07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 43,405 (1,602,474) — (1,602,474)
Interest Rate Swap
1
09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 118,685 (3,532,920) — (3,532,920)
Interest Rate Swap
1
12/07/25 1.69% Semi-annually
3-month USD
LIBOR Quarterly 121,935 (2,839,025) — (2,839,025)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 202,250 (4,014,076) — (4,014,076)
TOTAL SWAPS CONTRACTS $ 673,865 $ (9,896,686) $ — $ (9,896,686)
1
Centrally cleared.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
33 / June 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 34
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
UNCONSTRAINED BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ 44,758,167 $ 36,367,582 $ — $ 81,125,749
Money Market Funds 27,414,274 — — 27,414,274
U.S. Agency Discount Notes — 19,820,339 — 19,820,339
Long-Term Investments:
Asset-Backed Securities — 530,338,509 8,783,596 539,122,105
Bank Loans — 135,902,634 270,662 136,173,296
Common Stock 6,442,740 — 3,984,804 10,427,544
Corporates — 1,127,327,886 4,250,279 1,131,578,165
Foreign Government Obligations — 117,974,991 — 117,974,991
Mortgage-Backed Securities — 1,920,223,046 51,269 1,920,274,315
Municipal Bonds — 17,916,905 — 17,916,905
Purchased Options 52,650 — — 52,650
Rights — — — —
Other Financial Instruments
*
Assets:
Credit contracts — 495,136 350,343 845,479
Foreign currency exchange contracts — 2,491,021 — 2,491,021
Interest rate contracts 12,487,819 7,790,403 — 20,278,222
Liabilities:
Foreign currency exchange contracts — (169,731) — (169,731)
Interest rate contracts (3,366,024) (17,687,089) — (21,053,113)
Total $ 87,789,626 $ 3,898,791,632 $ 17,690,953 $ 4,004,272,211
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Credit contracts include swaps. Interest rate contracts include futures, swaps and written options.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
35 / June 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
UNCONSTRAINED
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 9,140,910 $ 1,773,939 $ 4,231,650 $ 4,328,214 $ 438,220 $ 54,965
Accrued discounts/premiums — — — — — —
Realized gain (loss) — — — — — —
Change in unrealized
appreciation (depreciation)* (212,487) (98,871) (246,846) (878,966) 2,436 (12,900)
Purchases — 1,844 — — — 9,204
Sales (144,827) — — (20,292) (90,313) —
Transfers into Level 3** — — — 821,323 — —
Transfers out of Level 3** — (1,406,250) — — — —
Balance as of
June 30, 2022
$ 8,783,596 $ 270,662 $ 3,984,804 $ 4,250,279 $ 350,343 $ 51,269
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(1,388,577) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $821,323 transferred from level 2 to level 3, and $1,406,250 transferred from level 3 to level 2 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
UNCONSTRAINED BOND
FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $8,783,596 Broker Quote Offered Quote $92.06 $92.06 Increase
Bank Loans $270,662 Third-Party Vendor Vendor Prices $52.50 $52.50 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $3,984,804 Third-Party Vendor Vendor Prices $28.25 $28.25 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $4,250,279 Third-Party Vendor Vendor Prices $7.29 - $85.50 $70.38 Increase
Mortgage-Backed
Securities-Non-Agency $51,269 Third-Party Vendor Vendor Prices $0.59 - $4.68 $3.91 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
Credit Default Swaps $350,343 Broker Quote Offered Quote $3.65 $3.65 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 36
COMMITMENTS AND CONTINGENCIES
The Unconstrained Bond Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2022:
UNCONSTRAINED BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
Aveanna Healthcare LLC, Delayed-Draw Term Loan B, 1st Lien July 2028 $ 627,064 $ (76,946)
Element Materials Technology Group U.S. Holdings, Inc., Delayed-Draw
Term Loan, 1st Lien June 2029 119,677 584
Total Unfunded Commitments $ 746,741 $ (76,362)